Fixed Assets	12 Months Ended
Dec. 31, 2011
Fixed Assets [Abstract]
Fixed Assets

4. Fixed Assets

Fixed assets consisted of the following at December 31, 2010 and 2011, respectively:

	Estimated useful lives (years)
		December 31,
		2010	2011
Computer equipment	3-5	$902,216	$908,476
Manufacturing equipment	5	424,670	424,670
Office furniture	7	130,395	130,395
Sales demonstration and clinical equipment	3-5	1,159,202	1,214,849
Leasehold Improvements	Life of Lease	47,204	47,204

		2,663,687	2,725,594
Less-accumulated depreciation		2,473,393	2,543,483

		$190,294	$182,111

The Company recorded depreciation expense of $50,678 and $70,718 for the years ended December 31, 2010 and 2011, respectively.